SCHEDULE OF SECURITY PLEDGED (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Short-Term Debt [Line Items]
Inventories	¥ 16,555,068	¥ 13,612,387
Property, plant and equipment, net	1,929,365	357,527
Secured Loans [Member]
Short-Term Debt [Line Items]
Term deposits		5,000
Inventories	14,652,292	13,137,928
Property, plant and equipment, net	82,434	84,386
Total	¥ 14,734,726	¥ 13,227,314